Marketable Securities (Narrative) (Details) $ in Thousands	1 Months Ended			12 Months Ended
	May 31, 2017 CAD ($) shares	Feb. 28, 2017	Jun. 30, 2016 shares	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Disclosure of financial assets [line items]
Gain (loss) unrealized in profit loss				$ (85)		$ 80
Gain (loss) unrealized in other comprehensive income				(307)	$ 334
Gain (loss) unrealized in OCI including reversals				$ (555)	$ 334
Medgold Resources Corporation [member]
Disclosure of financial assets [line items]
Number of shares acquired by entity | shares			10,000,000
Number of warrants acquired by entity | shares			10,000,000
Medgold Resources Corporation [member] | Associates [member]
Disclosure of financial assets [line items]
Proportion of ownership interest in associate		24.00%
Proportion of ownership interest including diluted portion in associate		20.40%
Prospero Silver Corporation [member]
Disclosure of financial assets [line items]
Number of units acquired by entity | shares	5,357,142
Proportion of ownership interest	15.00%
Proportion of ownership interest if all warrants exercised	25.95%
Purchased per unit price paid by entity	0.28
Available for sale interest in investment	$ 1,500,000
Strike price per warrant	0.35
Approved amount of ownership percentage authorized by the board of directors	19.9